Related Party Transactions (Details) (CNY) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended		0 Months Ended
	Dec. 24, 2012	Dec. 31, 2014	Dec. 31, 2013	Oct. 29, 2013
Ms Haiyan Gong
Related party transactions
Term of agreement	3 years
General and administrative expense		643	633
Monthly fee for consultancy services	49
Mr. JP Gan
Related party transactions
Term of agreement				20 months
Fee for personalized matchmaking services				120
Revenues recognized		72	12